Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 5 — Related Party Transactions

Sponsor Shares

On January 21, 2020, the Company’s sponsor, Petra Investment Holdings, LLC, (the “Sponsor”) purchased 3,593,750 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. The $25,000 was paid through relief of the related party note disclosed below. Of the original Founder Shares, 1,774,212 were forfeited. As of September 30, 2021, no additional Founder Shares are subject to forfeiture.

Private Warrants

Concurrent with the Initial Public Offering, our sponsor purchased 3,150,000 Private Placement Warrants at a price of $1.00, see Note 1. Simultaneously with the closing of the sale of the Over-Allotment Option Units, the Company consummated the sale of an additional 83,446 Private Warrants at a price of $1.00 per Private Warrant, generating total proceeds of $83,446.

The fair value of the Private Warrants at December 31, 2020 was a liability of $3,399,878. At September 30, 2021, the fair value was $2,143,416. For the three and nine months ended September 30, 2021, the gain on the change in fair value was $85,040 and $1,256,462, respectively, and is reflected in change in fair value of warrant liability on the condensed statements of operations.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”).

If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. There have been no Working Capital Loans to date.

Pine Valley Investments LLC

On September 17, 2021, the Company entered into a senior promissory with Pine Valley Investments LLC, a New Jersey Limited Liability Company (“Pine Valley”), an affiliate of the Company’s sponsor, LifeSci Capital LLC, with a principal amount of $850,000. Interest was to accrue at 2% per month on all outstanding principal. The Company was able to drawdown requests on the note in amounts no less than $50,000 unless agreed upon by the parties. The outstanding principal and any accrued interest was due upon the Company’s consummation of a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combinations. On October 13, 2021, the Company and Pine Valley entered into a Note Cancellation Agreement (See Note 9). No amounts were drawn against the note at September 30, 2021.

Note 6 — Related Party Transactions

Sponsor Shares

On January 21, 2020, the Company’s sponsor, Petra Investment Holdings, LLC, (the “Sponsor”) purchased 3,593,750 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. The $25,000 was paid through relief of the related party note disclosed below. Of the original Founder Shares, 1,774,212 were forfeited. As of December 31, 2020, no additional Founder Shares are subject to forfeiture.

Related Party Advances

In order to finance transaction costs in connection with a Business Combination, certain of the Company’s officers and directors, or their affiliates, may, but are not obligated to, advance funds to the Company. During the year ended December 31, 2020, $150,000 in advances were received, $10,000 in prior advances were converted into the Promissory Note disclosed below and $150,000 was repaid. As of December 31, 2020, there were no advances outstanding.

Promissory Note — Related Party

On June 4, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $150,000. During the year ended December 31, 2020, the Company received proceeds of $140,000 under the Promissory Note and converted $10,000 of prior advances into the Promissory Note. The Promissory note was relieved by $25,000 to pay off Founder Shares described above. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) within 15 days of written notice of demand for payment.

On October 16, 2020, the $125,000 note payable to the Sponsor was repaid in full.

Private Warrants

Concurrent with the Initial Public Offering, our sponsor purchased 3,150,000 Private Warrants at a price of $1.00, see Note 1. Simultaneously with the closing of the sale of the Over-Allotment Option Units, the Company consummated the sale of an additional 83,446 Private Warrants at a price of $1.00 per Private Warrant, generating total proceeds of $83,446.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”).

If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. There have been no Working Capital Loans to date.